UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-05689

DWS Multi-Market Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  11/30

Date of reporting period:  7/1/12-6/30/13

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ICA File Number: 811-05689
Reporting Period: 07/01/2012 - 06/30/2013
DWS Multi-Market Income Trust

===================== B      DWS Multi-Market Income Trust =====================

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R106
Meeting Date: AUG 08, 2012   Meeting Type: Annual
Record Date:  JUN 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: AUG 08, 2012   Meeting Type: Annual
Record Date:  JUN 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

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POSTMEDIA NETWORK CANADA CORP.

Ticker:       PNC.A          Security ID:  73752W205
Meeting Date: JAN 10, 2013   Meeting Type: Annual
Record Date:  NOV 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charlotte Burke          For       For          Management
1.2   Elect Director Hugh F. Dow              For       For          Management
1.3   Elect Director Paul Godfrey             For       For          Management
1.4   Elect Director Ronald W. Osborne        For       For          Management
1.5   Elect Director John Paton               For       For          Management
1.6   Elect Director Graham Savage            For       For          Management
1.7   Elect Director Steven Shapiro           For       For          Management
1.8   Elect Director Peter Sharpe             For       For          Management
1.9   Elect Director Robert Steacy            For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration

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TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: DEC 13, 2012   Meeting Type: Annual
Record Date:  SEP 25, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Change Range for Size of the Board      For       For          Management
2.1   Elect Director Stephen McCall           For       For          Management
2.2   Elect Director Robert Symington         For       For          Management

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TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: MAR 18, 2013   Meeting Type: Special
Record Date:  FEB 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Amendments to Certificate of    For       Did Not Vote Management
      Incorporation to Provide for
      Restrictions on Ownership and
      Transferability of Our Common Stock
      Applicable Under the New Jersey Casino
      Control Act

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Multi-Market Income Trust

By (Signature and Title)   /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/19/13